Hybrid Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Hybrid Securities [Line Items]
Hybrid securities	$ 264.6	$ 244.1
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	250.4	191.3
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	234.9	176.4
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	15.5	14.9
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 14.2	$ 52.8